Sales (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Sales to external customers	$ 599,853	$ 278,966
Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	219,663	188,327
Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	59,755	43,055
Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	42,990	23,980
Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	280,255	20,297
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(2,810)	3,307
PERU
Disclosure of geographical areas [line items]
Sales to external customers	103,544	67,643
PERU | Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	59,755	43,055
PERU | Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	42,990	23,980
PERU | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	799
Provisional pricing adjustment		608
MEXICO
Disclosure of geographical areas [line items]
Sales to external customers	216,054	191,026
MEXICO | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales to external customers	219,663	188,327
MEXICO | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(3,609)	2,699
ARGENTINA
Disclosure of geographical areas [line items]
Sales to external customers	178,999	20,297
ARGENTINA | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	178,999	$ 20,297
BURKINA FASO
Disclosure of geographical areas [line items]
Sales to external customers	101,256
BURKINA FASO | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	$ 101,256